Provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions

NOTE 21—PROVISIONS

Provisions increased by 103 million euros compared to December 31, 2017. The figure breaks down as follows:

	As of December 31, 2017	Increase	Used through income statement	Used directly	Exchange differences and other changes	As of December 31, 2018
	(millions of euros)
Provision for taxation and tax risks	93	30	—	(21)	2	104
Provision for restoration costs	350	10	—	(13)	1	348
Provision for legal disputes	605	244	—	(134)	(6)	709
Provision for commercial risks	28	18	—	(12)	(1)	33
Provision for risks and charges on investments and corporate-related transactions	32	—	(5)	(6)	—	21
Other provisions	9	3	(4)	(8)	5	5

Total	1,117	305	(9)	(194)	1	1,220

Of which:
Non-current portion	825					876
Current portion	292					344

The non-current portion of provisions for risks and charges mainly related to the provision for restoration costs and some of the provision for legal disputes. More specifically, in accordance with accounting policies, the total amount of the provision for restoration costs is calculated by re-measuring the amounts for which a probable outlay is envisaged, based on the estimated inflation rates for the individual due dates, and subsequently discounted to the reporting date based on the average cost of debt, taking into account cash outflow forecasts.

The provision for taxation and tax risks rose by 11 million euros compared to December 31, 2017. The end of year balance reflects provisions and uses mainly carried out by the Brazil Business Unit and the Domestic Business Unit.

The provision for restoration costs related to the provision for restoration of leased real estate and sites used for mobile telephony and the dismantling of tangible assets (specifically: batteries and wooden poles) of the companies of the Domestic Business Unit (341 million euros) and of the Brazil Business Unit (7 million euros).

The provision for legal disputes included the provision for litigation with employees, social security entities, regulatory authorities and other counterparties.

The balance of the provision at December 31, 2018 is attributable for 578 million euros to the Domestic Business Unit, including the provision associated with the sanction connected with the Golden Power case, and the Brazil Business Unit (131 million euros). Draw downs mainly related to the Brazil Business Unit (86 million euros) and the Domestic Business Unit (48 million euros) and were essentially related to settlement agreements reached.

The provision for commercial risks, basically unchanged compared to the previous year, relates to the Domestic Business Unit.

The provision for risks and charges on investments and corporate-related transactions, decreased by 11 million euros, following use by the Parent TIM S.p.A..

Other provisions showed no significant changes compared to December 31, 2017 and mainly refer to companies belonging to the Domestic Business Unit.